Shareholder's Equity and Earnings Per Common Share - Dividends Declared (Details) (USD $)	0 Months Ended		3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 30, 2013	Oct. 02, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 06, 2014 Subsequent Event
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.01	$ 0.01
Cash dividends declared per share of common stock			$ 0.01	$ 0.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.02	$ 0.00	$ 0.00	$ 0.01